Schedule of Investments
November 30, 2022 (unaudited)
Sparrow Growth Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 99.84%

Search, Detection, Navigation, Guidance, Aeronautical Sys - 0.14%
Northrop Grumman Corp.	110		58,662

Accident & Health Insurance - 0.07%
Principal Financial Group, Inc.	315		28,249

Air Courier Services - 0.09%
FedEx Corp.	185		33,711

Aircraft Engines & Engine Parts - 0.19%
Honeywell International, Inc.	325		71,354

Apparel Stores - 0.19%
TJX Companies, Inc.	880		70,444

Application Software - 0.28%
Intuit, Inc.	260		105,973

Banks - 0.10%
Goldman Sachs Group, Inc.	100		38,615

Beverages - 6.15%
Coca-Cola Co.	16,410		1,043,840
Constellation Brands, Inc.	95		24,448
Keurig Dr Pepper, Inc.	725		28,036
PepsiCo, Inc.	6,670		1,237,352

			2,333,676

Biological Products (No Diagnostic Substances) - 0.76%
Amgen, Inc	620		177,568
Gilead Sciences, Inc.	890		78,169
Moderna, Inc. (2)	180		31,664

			287,401

Bottled & Canned Soft Drinks Carbonated Waters - 0.85%
Monster Beverage Corp. (2)	3,120		320,923

Cable & Other Pay Television Services - 0.72%
Charter Communications, Inc. (2)	215		84,127
Comcast Corp.	3,655		133,919
Walt Disney Co. (2)	570		55,786

			273,832

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 0.03%
Kraft Heinz Co.	330		12,986

Computer & Office Equipment - 0.30%
International Business Machines Corp.	775		115,398

Computer Peripheral Equipment - 0.01%
Fortinet, Inc. (2)	85		4,519

Confectioners - 3.11%
Hershey Co.	5,010		1,178,202

Construction Machinery & Equip - 0.14%
Caterpillar, Inc.	220		52,010

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.09%
Kimberly-Clark Corp.	265		35,942

Crude Petroleum & Natural Gas - 0.22%
EOG Resources, Inc.	265		37,611
Occidental Petroleum Corp.	650		45,169

			82,780

Drug Manufacturers - Major - 1.54%
Johnson & Johnson	3,275		582,950

Electric Services - 0.47%
American Electric Power Co., Inc.	120		11,616
Dominion Energy, Inc.	200		12,222
Duke Energy Corp.	185		18,487
Exelon Corp.	315		13,032
NextEra Energy, Inc	1,245		105,451
Southern Co.	255		17,248

			178,056

Electronic Connectors - 0.13%
Amphenol Corp. Class A	590		47,454

Electronic & Other Electrical Equipment - 0.11%
Emerson Electric Co.	430		41,181

Electronic Computers - 2.03%
Apple, Inc.	5,210		771,236

Farm Machinery & Equipment - 0.15%
Deere & Co.	130		57,330

Fats & Oils - 0.10%
Archer Daniels Midland Co.	405		39,488

Financial Services - 3.50%
American Express Co.	7,780		1,226,050
Bank of America Corp.	2,670		101,060

			1,327,110

Fire, Marine & Casualty Insurance - 3.34%
Allstate Corp.	275		36,823
American International Group, Inc.	890		56,168
Berkshire Hathaway, Inc. Class B (2)	3,305		1,052,973
Progressive Corp.	565		74,665
Travelers Companies, Inc.	235		44,605

			1,265,234

Food & Kindred Products - 0.21%
Mondelez International, Inc.	1,190		80,456

Gas & Other Services Combined - 0.03%
Sempra Energy	75		12,464

General Industrial Machinery & Equipment - 0.14%
Illinois Tool Works, Inc.	235		53,455

Grain Mill Products - 0.09%
General Mill, Inc.	400		34,120

Heallth Care Plans - 0.14%
Humana, Inc.	95		52,241

Hospital & Medical Sercice Plans - 12.77%
Elevance Health, Inc.	125		66,615
Centene Corp. (2)	415		36,126
Cigna Corp.	3,150		1,036,004
United Health Group, Inc.	6,765		3,705,596

			4,844,341

Hotels & Motels - 0.23%
Hilton Worldwide Holdings, Inc.	430		61,327
Marriott International, Inc.	160		26,456

			87,783

Industrial Inorganic Chemicals - 0.09%
Air Products and Chemicals, Inc.	105		32,567

Industrial Instruments For Measurement - 0.54%
Danaher Corp.	640		174,982
Roper Technologies, Inc.	70		30,722

			205,704

Insurance Agents Brokers & Services - 0.13%
Marsh & McLenan Companies, Inc.	295		51,088

Life Insurance- 0.16%
MetLife, Inc.	785		60,210

Luxury Goods - 0.69%
LVMH Moet Hennessy Louis Vuitton SE	1,700		260,100

Measuring & Controlling Devices, Nec- 0.53%
Thermo Fisher Scientific, Inc.	360		201,679

Medical Instruments & Supplies - 0.02%
Intuitive Surgical, Inc. (2)	25		6,760

Metal Mining - 0.10%
Freeport-McMoRan Inc.	965		38,407

Money Center Banks - 0.29%
Citigroup, Inc.	2,285		110,617

Motor Vehicles & Passenger car Bodies - 0.02%
Tesla, Inc. (2)	45		8,762

National Commercial Banks- 0.76%
PNC Financial Services Group, Inc.	415		69,828
Truist Financial Corp.	1,000		46,810
US Bancorp	1,425		64,681
Wells Fargo & Co.	2,255		108,127

			289,446

Natural Gas Distribution - 0.14%
Kinder Morgan, Inc.	1,450		27,724
Williams Companies, Inc.	775		26,893

			54,617

Oil&Gas - 1.07%
Exxon Mobil Corp.	3,650		406,391

Optical Intrusments & lenses - 0.07%
KLA Corp.	65		25,555

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.01%
Edwards Lifesciences Corp. (2)	50		3,862

Perfumes, Cosmetics & Other Toliet Prepa - 0.33%
Colgate Palmolive, Co.	620		48,037
Estee Lauder Companies, Inc	325		76,632

			124,669

Personal Products - 0.31%
L'Oreal (2)	1,590		118,312

Petroleum Refining- 4.49%
Chevron Corp.	7,740		1,418,819
Conoco Philips	1,495		184,647
Marathon Petroleum Corp.	495		60,296
Phillips 66	365		39,581

			1,703,343

Pharmaceutical Preparations - 10.56%
Abbott Laboratories	1,660		178,583
Abbvie, Inc	740		119,273
Bristol-Myers Squibb Co.	14,575		1,170,081
Eli Lily & Co	830		307,997
Merck & Co., Inc.	2,235		246,118
Pfizer, Inc.	3,115		156,155
Regeneron Pharmaceuticals, Inc. (2)	50		37,585
Vertex Pharmaceuticals, Inc. (2)	5,450		1,724,380
Zoetis, Inc.	430		66,280

			4,006,452

Radio & TV Broadcasting & Communications - 0.32%
Qualcomm, Inc.	945		119,533

Radio Telephone Communications - 0.15%
T-Mobile US, Inc. (2)	370		56,040

Railroads, Line-haul Operating - 0.58%
CSX Corp.	1,545		50,506
Norfolk Southern Corp.	175		44,888
Union Pacific Corp.	575		125,022

			220,416

Refuse Systems - 0.25%
Republic Services, Inc.	315		43,876
Waste Management, Inc.	300		50,316

			94,192
Retail - Eating Places - 4.52%
McDonalds Corp.	6,290		1,715,849

Retail - Auto Dealers & Gasoline Stations - 1.26%
AutoNation, Inc. (2)	3,450		427,490
AutoZone, Inc. (2)	20		51,580

			479,070

Retail - Auto & Home Supply Stores- 0.15%
O'Reilly Automotive, Inc. (2)	65		56,195

Retail - Building Materials, Hardware, Garden Supply - 0.12%
Sherwin Williams Co .	180		44,852

Retail -Catalog & Mail-Order Houses - 0.44%
Amazon.com, Inc. (2)	1,735		167,497

Retail -Drug Stores And proprietary Store- 0.25%
CVS Health Corp.	930		94,748

Retail- Lumber & Other Building Materials - 0.39%
Home Depot, Inc.	460		149,035

Retail-Variety Stores - 8.38%
Costco Wholesale Corp.	265		142,901
Dollar General Corp.	4,875		1,246,440
Walmart, Inc.	11,730		1,787,887

			3,177,228

Rubber & Plastics Footwear- 2.98%
Nike, Inc. Class B	10,305		1,130,355

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.07%
L3Harris Technologies, Inc.	125		28,385

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.24%
CME Group, Inc.	175		30,887
Intercontinental Exchange, Inc.	545		59,029

			89,916

Security Brokers, Dealers & Flotation Companies - 0.68%
BlackRock, Inc.	145		103,820
Morgan Stanley	1,645		153,100

			256,920

Semiconductor-Broad Line - 0.25%
Texas Instruments, Inc.	535		96,546

Semiconductors- 0.17%
Micron Technology, Inc.	1,095		63,127

Semiconductors & Related Devices - 0.78%
Advanced Micro Devices, Inc. (2)	345		26,782
Analog Devices, Inc.	305		52,433
Applied Materials, Inc.	450		49,320
Microchip Technology, Inc.	800		63,352
NVIDIA Corp.	625		105,769

			297,656

Services - Business Services - 3.57%
Fiserv, Inc. (2)	325		33,917
Mastercard, Inc.	2,260		805,464
PayPal Holdings, Inc. (2)	860		67,433
Visa, Inc. Class A	2,060		447,020

			1,353,834

Services-Commercial Physical & Biological Research - 0.11%
IQVIA Holdings, Inc. (2)	190		41,424

Services - Computer Processing & Data Preparation - 0.28%
Automatic Data Processing, Inc.	400		105,656

Services - Computer Programming, Data Processing, Etc. - 2.53%
Alphabet, Inc. Class A (2)	7,275		734,702
Meta Platforms, Inc. Class A (2)	1,910		225,571

			960,273

Services - Consumer Credit Reporting, Collection Agencies- 2.69%
Moody's Corp.	1,075		320,640
S&P Global, Inc.	1,985		700,308

			1,020,948

Services-Engineering, Accounting, Research, Management- 0.04%
Paychex, Inc.	115		14,263

Services -General Medical & Surgical Hosp- 0.09%
HCA Healthcare, Inc.	145		34,832

Services - Prepackaged Software - 5.64%
Adobe, Inc. (2)	305		105,204
Cadence Design Systems, Inc. (2)	180		30,967
Electronic Arts, Inc.	425		55,581
Microsoft Corp.	2,560		653,158
Oracle Corp.	2,390		198,442
Paycom Software, Inc. (2)	1,665		564,602
Salesforce.com, Inc. (2)	630		100,957
ServiceNow, Inc. (2)	970		403,811
Synopsys, Inc. (2)	75		25,465

			2,138,187

Services - Video Tape Rental - 1.55%
Netflix, Inc. (2)	1,930		589,673

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.07%
Ecolab, Inc.	210		31,464
Procter & Gamble Co.	2,520		375,883

			407,347

Special Industry Machinery, Nec - 0.16%
Lam Research Corp.	130		61,409

Specialty eateries- 0.29%
Starbucks Corp.	1,080		110,376

Surgical & Medical Instruments & Apparatus - 0.32%
Becton, Dickinson & Co.	140		34,907
Boston Scientific Corp. (2)	700		31,689
Stryker Corp.	230		53,795

			120,391

Transportation Services- 0.19%
Booking Holdings, Inc. (2)	35		72,781

Trucking & Courier Services (No Air) - 0.29%
United Parcel Service, Inc.	570		108,146

Wholesale--Drugs, Proprietaries & Druggists' Sundries - 0.14%
McKesson Corp.	140		53,435

Wholesale - Durable Goods Goods - 0.08%
W.W. Grainger, Inc.	50		30,153

Wholesale-Groceries & Related Products - 0.08%
Sysco Corp.	335		28,981

Total Common Stock	(Cost $ 32,973,758)		37,877,786

Total Investments - 99.84%	(Cost $ 32,973,758)		37,877,786

Other Assets Less Liabilities- .16%			59,234

Total Net Assets - 100.00%			37,937,020

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (4)
Level 1 - Quoted Prices	$37,877,786	$
Level 2 - Other Significant Observable Inputs	0		-
Level 3 - Significant Unobservable Inputs	0		-
Total	$37,877,786		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Fair valued security deemed as Level 3 security.
(4) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.